STOCK-BASED COMPENSATION - Additional Information (Details) - USD ($)					1 Months Ended	2 Months Ended	12 Months Ended
	Sep. 05, 2018	Feb. 03, 2017	Aug. 09, 2016	Jun. 13, 2013	Jul. 19, 2018	May 31, 2016	Sep. 30, 2019	Sep. 30, 2018	Oct. 02, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock, shares, issued							173,577,233	164,397,013
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, minimum							83.27%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate, maximum							119.44%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, minimum							1.47%
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate, maximum							3.23%
Share based compensation arrangement by share based payment award fair value assumptions expected forfeiture rate							0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected dividend rate							0.00%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term							6 years 3 months
Common Stock, Shares Authorized							300,000,000	300,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							1,925,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares							13,795,584
Proceeds from Stock Options Exercised							$ 32,400	$ 77,700
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price							$ 0.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period							1,525,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						100.00%
Non-Employee Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense							$ 397,000	600,000
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense							347,000	349,000
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense							483,000	564,000
General and Administrative Expense [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense							$ 0	229,000
Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							16,494,212
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							7,027,500
Consultants [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	100,000
Employees, Directors And Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense							$ 830,000	$ 913,000
2013 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase In Aggregate Number Of Shares									3,000,000
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, period for recognition							1 year 6 months 7 days
Common Stock, Shares Authorized							25,114,256		28,114,256
Share-based compensation arrangement by share-based payment award, number of additional shares authorized				3,000,000
Stock Issued During Period, Shares, New Issues							477,269	116,883
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							87,567	210,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							1,437,433	225,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee			375,000
Proceeds from Stock Options Exercised							$ 32,400	$ 77,700
2013 Stock Incentive Plan | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
common stock, shares, issued			225,000
Share-based compensation arrangement by share-based payment award, award vesting period	90 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							225,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee			375,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		100.00%
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price			$ 0.72
Share Price			$ 0.72
2013 Stock Incentive Plan | Restricted Stock [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	50,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	100.00%	100.00%			100.00%
2013 Stock Incentive Plan | Restricted Stock [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	50,000
2013 Stock Incentive Plan | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee			125,000
2013 Stock Incentive Plan | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			90 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			75,000
2013 Stock Incentive Plan | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			120 days
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee			125,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			75,000
2013 Stock Incentive Plan | Chief Executive Officer [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			150 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			75,000
Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant							4,190,443
Employee service share-based compensation, nonvested awards, compensation cost not yet recognized, total							$ 331,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					100.00%
Plan 2013 [Member] | Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							925,000
Plan 2013 [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							1,000,000
Plan 2013 [Member] | Consultants [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Other					220,000
Plan 2013 [Member] | Board of Directors And Management [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted		1,750,000			745,000